OPERATING LEASES - Charterhire and Office Rent Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	$ 6,500
2024	4,169
2025	3,369
2026	2,809
2027 and thereafter	4,769
Total minimum lease payments	21,616
Less: Imputed interest	(3,019)
Present value of operating lease liabilities	$ 18,597	$ 28,767	$ 42,037